Cover Page	Jun. 18, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Amendment Flag	true
Entity Incorporation, State or Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on June 22, 2020 (the “Initial Form 8-K”) by General Electric Company (“GE” or the “Company”), concerning the decision of the Audit Committee of GE’s Board of Directors (the “Audit Committee”) to select Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2021, following the completion of the audit services provided by KPMG LLP (“KPMG”) for the fiscal year ending December 31, 2020 and the filing of the Company’s 2020 Annual Report on Form 10-K on February 12, 2021.
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.06 per share
Trading Symbol	GE
Security Exchange Name	NYSE
0.375% Notes Due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	GE 22A
Security Exchange Name	NYSE
1.250% Notes Due 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
0.875% Notes Due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
1.875% Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7.5% Guaranteed Subordinated Notes Due 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes Due 2037 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE